Summary of significant accounting policies (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of significant accounting policies [Abstract]
Amortization of issuance cost related to other long term debt	$ 640,565	$ 319,779	$ 319,779
Accretion of discount arising from warrant	288,220	1,024,166	1,021,368
Interest expense on corporate aircraft capital lease	778,032	0	0
Interest on borrowings	36,515,162	18,359,710	25,174,427
Total interest costs	38,221,979	19,703,655	26,515,574
Less: total interest costs capitalized	(21,359,447)	(19,703,655)	(26,515,574)
Interest expense, net	$ 16,862,532	$ 0	$ 0